Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued utilities and related expenses (Notes 24 and 27)	₱ 50,462	₱ 57,276
Contract liabilities and unearned revenues - current portion	9,445	10,442
Accrued employee benefits and other provisions (Note 27)	4,970	9,246
Accrued interests and other related costs (Note 28)	2,454	2,426
Accrued taxes and related expenses (Note 26)	2,349	3,907
Others	3,272	2,191
Accrued expenses and other current liabilities	₱ 72,952	₱ 85,488	₱ 88,750